Equity Incentive Plan (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 12, 2015	Jul. 30, 2014	Dec. 31, 2015	Dec. 31, 2016
Equity Incentive Plan [Line Items]
Share-based payment award, description
The exercise price of an incentive stock option may not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more shareholder and 100% of fair value for a grantee who is not a 10% shareholder.

Award vesting and expiration period description		The vesting period of the grants under the 2014 Plan may not be more than five years and expiration period not more than ten years.
Granted on November 10, 2014 and November 17, 2015 [Member]
Equity Incentive Plan [Line Items]
Share-based compensation expense				$ 206
Non Executive [Member]
Equity Incentive Plan [Line Items]
Board Fees	$ 15		$ 3